Retirement and Deferred Compensation Plans - Projected Benefit Payment Estimates (Details) $ in Millions	Dec. 31, 2016 USD ($)
Pension plans
Defined Benefit Plan Disclosure [Line Items]
2017	$ 10.1
2018	10.9
2019	11.4
2020	12.7
2021	13.8
2022-2026	89.0
Total projected benefit payments	147.9
Retiree Health Care Plan
Defined Benefit Plan Disclosure [Line Items]
2017	1.3
2018	1.2
2019	1.2
2020	1.1
2021	1.1
2022-2026	5.2
Total projected benefit payments	$ 11.1